SCHEDULE OF FAIR VALUE OF WARRANTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	$ 212,174	$ 256,957	$ 1,128,635
Changes of fair value of common stock purchase warrants liability	(44,784)	(868,678)
Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	20,172	14,803	124,756
Changes of fair value of common stock purchase warrants liability	5,369	(109,953)
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability		101,293	375,156
Changes of fair value of common stock purchase warrants liability	(101,293)	(273,863)
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	46,234	33,919	125,408
Changes of fair value of common stock purchase warrants liability	12,315	(91,489)
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	46,383	34,028	125,664
Changes of fair value of common stock purchase warrants liability	12,355	(91,636)
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	19,626	14,398	125,821
Changes of fair value of common stock purchase warrants liability	5,228	(111,423)
Convertible Note Jefferson Street [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	46,526	34,134
Changes of fair value of common stock purchase warrants liability	12,392
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability	33,233	24,382	125,915
Changes of fair value of common stock purchase warrants liability	$ 8,851	(101,533)
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Common stock purchase sarrants liability		34,134	$ 125,915
Changes of fair value of common stock purchase warrants liability		$ (91,781)
Measurement Input, Price Volatility [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	355.5	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	355.5	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	355.5	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	355.5	289.9
Measurement Input, Price Volatility [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	355.5	289.9
Measurement Input, Price Volatility [Member] | Convertible Note Jefferson Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	355.5
Measurement Input, Price Volatility [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	355.5	289.9
Measurement Input, Price Volatility [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input		289.9
Measurement Input, Expected Dividend Rate [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note Jefferson Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input		0.0
Measurement Input, Expected Term [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 3 months 18 days	1 year 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 4 months 24 days	1 year 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 4 months 24 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 4 months 24 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 4 months 24 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note Jefferson Street [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 4 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Weighted average expected life	1 year 4 months 24 days	1 year 10 months 24 days
Measurement Input, Expected Term [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Weighted average expected life		1 year 10 months 24 days
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Warrants measurement input	5.14	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Warrants measurement input	5.14	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Warrants measurement input	5.14	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Warrants measurement input	5.14	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Warrants measurement input	5.14	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note Jefferson Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input	5.14
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Warrants measurement input	5.14	4.41
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Warrants measurement input		4.41